Goodwill And Analysis Of Goodwill Impairment	12 Months Ended
Dec. 31, 2025
Disclosure Of Goodwill [Abstract]
Goodwill And Analysis Of Goodwill Impairment
17)	GOODWILL AND ANALYSIS OF GOODWILL IMPAIRMENT

17.1)	GOODWILL
As of December 31, 2025 and 2024, consolidated goodwill was $7,170 and $7,441, respectively. The changes in consolidated goodwill were as follows:

	2025	2024
Balance at beginning of period	$7,441	7,674
Impairment losses (note 8)	(430)	—
Divestitures and reclassifications (note 5.2)	(24)	(92)
Business combinations (note 5.1)	25	5
Foreign currency translation effects	158	(146)
Balance at end of period	$7,170	7,441

17.2)	ANALYSIS OF GOODWILL IMPAIRMENT
As of December 31, 2025 and 2024, goodwill balances allocated by group of CGUs, net of cumulative impairment adjustments, were as follows:

	2025	2024
United States	$5,894	6,176
Mexico	416	359
United Kingdom	279	259
France	220	194
Colombia	136	220
Other countries	225	233
	$7,170	7,441
The decrease in the consolidated goodwill balance in 2025 is due to the impairment tests concluded in the fourth quarter. Cemex recognized non-cash
goodwill impairment losses of $430 within “Other expenses, net” (note 8), with $307 related to the United States operations and $123 in Colombia’s operation. In both cases, the book value of the group of CGUs exceeded their corresponding value in use. The 2025 impairment losses in the United States and Colombia were mainly driven by higher discount rates compared to 2024. In the United States, these losses were also partially due to lower projected cash flows. During 2024 and 2023, Cemex did not determine goodwill impairment losses.

Analysis of goodwill impairment - continued
As of December 31, 2025, 2024 and 2023, Cemex’s
pre-tax
discount rates and long-term growth rates used to determine the discounted cash flows in the group of CGUs with the main goodwill balances were as follows:

	Discount rates			Long-term growth rates

Groups of CGUs	2025	2024	2023	2025	2024	2023
Mexico	11.6%	10.9%	11.6%	1.0%	0.5%	1.0%
United States	10.1%	9.4%	10.1%	2.1%	2.1%	2.0%
United Kingdom	10.4%	9.7%	10.4%	1.0%	1.3%	1.5%
France	10.5%	9.8%	10.4%	1.0%	1.3%	1.5%
Colombia	12.7%	12.1%	12.7%	3.0%	3.3%	3.3%
Range of rates in other countries	10.3% - 13.8%	9.6% - 12.8%	10.3% - 14.7%	1.0% - 3.0%	0.7% - 4.0%	1.1% - 4.0%
In connection with Cemex’s long-term growth, which rates are generally based on projections issued by the International Monetary Fund (“IMF”) as maximum benchmarks, but may be adjusted downwards based on industry-specific expectations.
In connection with the previously discussed discount rates and long-term growth, Cemex conducted a thorough assessment of the reasonableness of its conclusions through sensitivity analyses. This analysis considered the impact of independent variations, specifically, a 1% increase in the pre-tax
discount rate and a 1% decrease in the long-term growth rate on the value in use of all groups of CGUs. Cemex verified the reasonableness of its conclusions using multiples of Operating EBITDA, by means of which, Cemex determined a weighted-average multiple of Operating EBITDA to enterprise value observed in recent mergers and acquisitions in the industry. The average multiple was then applied to the current Operating EBITDA, and the result was compared to the corresponding carrying amount for each group of CGUs to which goodwill had been allocated. For the year 2025, Cemex determined an average Operating EBITDA multiple of 9.5 times, based on recent divestment transactions.
In relation to the economic assumptions used by the Company described above, the additional impairment losses that would have resulted from the sensitivity analyses derived from independent changes in each of the relevant assumptions, in those groups of CGUs that presented relative impairment risk as of December 31, 2025, are as follows:

		Additional effects on impairment losses resulting from sensitivity analyses of changes in assumptions
Groups of CGUs	Impairment losses recognized	Discount rate +1%	Long-term growth rate –1%
United States	$307	1,097	829
Colombia	123	75	53